Segment information - Segment investments - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Total investments	€ 9,007	€ 8,789	€ 8,787
Acquisitions of other intangible assets	2,678	2,842	2,935
Tangible assets	6,329	5,947	5,848
Current lease liabilities	1,509	1,369	1,496
Current fixed assets payables	3,101	3,111	3,349
Operating segments [member]
Disclosure of operating segments [line items]
Acquisitions of other intangible assets	2,678	2,842	2,940
Tangible assets	6,329	5,947	5,848
Operating segments [member] | Totem | FRANCE
Disclosure of operating segments [line items]
Total investments	110
Operating segments [member] | Enterprise, operating segment [member]
Disclosure of operating segments [line items]
Total investments	344	325	362
Current lease liabilities	134	106	118
Current fixed assets payables	68	58	60
Operating segments [member] | Enterprise, operating segment [member] | FRANCE
Disclosure of operating segments [line items]
Total investments	209	206	218
Operating segments [member] | International Carriers and Shared Services, operating segment [member]
Disclosure of operating segments [line items]
Total investments	333	279	313
Current lease liabilities	433	375	529
Current fixed assets payables	134	107	135
Operating segments [member] | International Carriers and Shared Services, operating segment [member] | FRANCE
Disclosure of operating segments [line items]
Total investments	€ 325	€ 271	€ 303